Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Income Retained for Use in the Business	Treasury Shares-at Cost	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Jun. 30, 2010	$ 555,039	$ 10,000	$ 143,185	$ 601,370	$ (193,468)	$ (6,048)
Beginning balance, shares at Jun. 30, 2010		42,376
Net income	96,759			96,759
Other comprehensive income	11,107					11,107
Cash dividends - $0.70, $0.80 and $0.88 per share for 2011, 2012 and 2013 respectively	(29,751)			(29,751)
Purchases of common stock for treasury	(6,085)				(6,085)
Purchases of common stock for treasury, shares		(190)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		379
Exercise of stock appreciation rights and options	597		(109)		706
Deferred compensation plans, shares		6
Deferred compensation plans	221		102		119
Compensation expense -- stock appreciation rights and options	2,473		2,473
Other share-based compensation expense	3,158		3,158
Other, shares		31
Other	45		(502)	43	504
Ending balance at Jun. 30, 2011	633,563	10,000	148,307	668,421	(198,224)	5,059
Ending balance, shares at Jun. 30, 2011		42,602
Net income	108,779			108,779
Other comprehensive income	(9,628)					(9,628)
Cash dividends - $0.70, $0.80 and $0.88 per share for 2011, 2012 and 2013 respectively	(33,800)			(33,800)
Purchases of common stock for treasury	(31,032)				(31,032)
Purchases of common stock for treasury, shares		(997)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		250
Exercise of stock appreciation rights and options	(405)		(1,853)		1,448
Performance share awards, shares		91
Performance share awards	(1,950)		(2,664)		714
Deferred compensation plans, shares		9
Deferred compensation plans	284		128		156
Compensation expense -- stock appreciation rights and options	2,058		2,058
Other share-based compensation expense	4,308		4,308
Other, shares		12
Other	(46)		(214)	(40)	208
Ending balance at Jun. 30, 2012	672,131	10,000	150,070	743,360	(226,730)	(4,569)
Ending balance, shares at Jun. 30, 2012		41,967
Net income	118,149			118,149
Other comprehensive income	1,148					1,148
Cash dividends - $0.70, $0.80 and $0.88 per share for 2011, 2012 and 2013 respectively	(37,194)			(37,194)
Purchases of common stock for treasury	(53)				(53)
Purchases of common stock for treasury, shares		(1)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		129
Exercise of stock appreciation rights and options	911		(175)		1,086
Restricted stock units, shares		53
Restricted stock units	(1,601)		(1,675)		74
Deferred compensation plans, shares		5
Deferred compensation plans	241		131		110
Compensation expense -- stock appreciation rights and options	2,317		2,317
Other share-based compensation expense	3,444		3,444
Other, shares		16
Other	122		(219)	47	294
Ending balance at Jun. 30, 2013	$ 759,615	$ 10,000	$ 153,893	$ 824,362	$ (225,219)	$ (3,421)
Ending balance, shares at Jun. 30, 2013		42,169